Schedule of Investments (unaudited) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.1%

Auto Components — 0.0%
Lear Corp.		89	$7,231

Energy Equipment & Services — 0.0%
McDermott International, Inc.(a)		6,650	386

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(a)		9,191	506

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)(b)		6,155	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(a)		72,096	46,141

Metals & Mining — 0.0%
Ameriforge Group, Inc.(a)		832	41,600
Preferred Proppants LLC(a)(b)		7,476	29,904

			71,504

Software — 0.0%
Avaya Holdings Corp.(a)		40	324

Utilities — 0.1%
Texgen LLC(a)		5,193	160,983

Total Common Stocks — 0.1% (Cost — $734,698)			287,075

		Par (000)

Asset-Backed Securities — 0.4%
ALM XIV Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 3.36%, 10/15/29(c)(d)	USD	250	212,801
Gulf Stream Meridian Ltd., Series 2020-IA(b)(c)(d):
Class A1, (3 mo. LIBOR US + 1.37%), 3.17%, 04/15/33		500	499,450
Class B, (3 mo. LIBOR US + 2.00%), 0.00%, 04/15/33		250	249,600

Total Asset-Backed Securities — 0.4% (Cost — $1,000,000)			961,851

Security		Par (000)	Value

Corporate Bonds — 1.1%

Aerospace & Defense — 0.3%
Wolverine Escrow LLC, 9.00%, 11/15/26(c)	USD	960	$780,000

Consumer Finance — 0.2%
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(c)(e)		561	412,043

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(b):
Term Loan, 1.00%, 11/10/20(a)(f)		1,050	—
11.50%, 10/01/20		654	—

			—

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/20(a)(b)(f)		400	—

Media — 0.1%
Front Range BidCo, Inc., 6.13%, 03/01/28(c)		175	166,250

Metals & Mining — 0.1%
Freeport-McMoRan, Inc., 3.88%, 03/15/23		375	354,375

Software — 0.4%
Castle US Holding Corp., 9.50%, 02/15/28(c)		455	432,250
Infor US, Inc., 6.50%, 05/15/22		720	707,400

			1,139,650

Technology Hardware, Storage & Peripherals — 0.0%
Presidio Holdings, Inc., 8.25%, 02/01/28(c)		76	66,975

Total Corporate Bonds — 1.1% (Cost — $3,297,617)			2,919,293

Floating Rate Loan Interests(d) — 138.4%

Aerospace & Defense — 3.3%
Arconic Rolled Products Corp., Term Loan B, 02/04/27(b)(g)		429	386,100
Bleriot US Bidco, Inc.,(b):
Delayed Draw Term Loan, (PRIME + 3.75%), 7.00%, 10/31/26		81	71,124
Term Loan B, (3 mo. LIBOR + 4.75%), 6.20%, 10/31/26		517	455,190
Dynasty Acquisition Co., Inc., :
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 4.95%, 04/06/26		1,591	1,258,620
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 4.95%, 04/06/26		2,959	2,341,032

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 6.44%, 04/09/26(b)	USD	467	$360,714
TransDigm, Inc., :
2020 Term Loan F, (1 mo. LIBOR + 2.25%), 3.24%, 12/09/25		3,841	3,485,542
2020 Term Loan G, (1 mo. LIBOR + 2.25%), 3.24%, 08/22/24		471	436,514

			8,794,836

Air Freight & Logistics — 0.6%
WestJet Airlines Ltd., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,971	1,498,006

Airlines — 0.6%
American Airlines, Inc., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.69%, 01/29/27		243	197,047
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.70%, 12/14/23		1,131	887,453
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.94%, 04/28/23		665	537,353

			1,621,853

Auto Components — 2.9%
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 12/12/25		1,458	1,181,259
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 4.44%, 04/30/26(b)		4,005	3,644,334
USI, Inc., :
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.99%, 05/16/24		2,379	2,165,172
2019 Incremental Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 12/02/26		136	121,189

Security		Par (000)	Value

Auto Components (continued)
Wand NewCo 3, Inc., 2020 Term Loan, (6 mo. LIBOR + 3.00%), 4.07%, 02/05/26	USD	581	$517,227

			7,629,181

Banks — 0.7%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 11/01/24		2,051	1,758,987

Building Materials — 0.9%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 07/12/26		2,441	2,306,303

Building Products — 1.0%
CPG International, Inc., 2017 Term Loan, 05/05/24(g)		1,045	866,562
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.71%, 12/19/23(b)		2,116	1,692,409

			2,558,971

Capital Markets — 2.2%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/13/25(b)		2,154	2,110,790
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 12/27/22		571	546,286
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.86%, 04/12/24(b)		779	677,996
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 4.25%, 06/03/26		1,472	1,216,670
Travelport Finance (Luxembourg) Sarl, :
2019 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%), 10.07%, 05/28/27		705	223,252
2019 Term Loan, (3 mo. LIBOR + 5.00%), 6.07%, 05/29/26		1,620	1,037,885

			5,812,879

Chemicals — 4.7%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 01/31/24(b)		2,088	1,900,094
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.70%, 08/27/26(b)		1,602	1,346,037

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Chemicals (continued)
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.20%, 06/01/24(b)	USD	1,163		$1,087,348
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		1,770		1,495,957
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 05/16/24		382		330,602
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 04/03/25(b)		406		369,633
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, 06/28/24(g)		726		614,726
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24(b)		770		600,878
Invictus US LLC, :
1st Lien Term Loan, (6 mo. LIBOR + 3.00%), 4.78%, 03/28/25		648		500,769
2nd Lien Term Loan, (6 mo. LIBOR + 6.75%), 8.53%, 03/30/26(b)		265		185,500
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.95%, 03/02/26		1,781		1,574,211
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/15/24		651		523,240
Oxea Holding Drei GmbH, 2017 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.94%, 10/14/24		2,072		1,688,830
Tata Chemicals North America, Inc., Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.38%, 08/07/20		254		229,788

				12,447,613

Commercial Services & Supplies — 6.0%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 2.89%, 11/10/23		1,868		1,841,590
Aramark Services, Inc., :
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 03/11/25		169		156,745
2019 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 01/15/27(b)		386		357,050
Asurion LLC, :
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.49%, 08/04/25		1,166		1,062,518
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 3.99%, 08/04/22		—	(h)	115

Security		Par (000)	Value

Commercial Services & Supplies (continued)
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.99%, 11/03/23	USD	1,809	$1,718,989
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.99%, 11/03/24(b)		710	671,278
Creative Artists Agency LLC, 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 11/26/26		2,136	1,847,335
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 09/06/24		858	634,727
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.20%, 05/09/25(b)		353	303,337
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		291	280,900
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.46%, 11/03/23		288	173,320
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(b)		615	565,672
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.61%, 09/23/26		1,373	1,225,956
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/27/25(b)		3,669	3,448,546
West Corp., 2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 10/10/24		1,974	1,472,289

			15,760,367

Communications Equipment — 0.3%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		873	820,818

Construction & Engineering — 1.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.06%, 06/21/24		1,888	1,500,769
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 4.56%, 04/12/25		266	224,719
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 05/23/25		1,396	1,176,334

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering (continued)
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/08/23	USD	206	$172,962

			3,074,784

Construction Materials — 2.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.99%, 01/15/27(b)		1,456	1,368,473
Core & Main LP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.33%, 08/01/24		3,092	2,713,569
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 03/29/25		1,912	1,651,445
Forterra Finance LLC, 2017 Term Loan B, 10/25/23(g)		996	819,854
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.99%, 08/13/25		491	423,719
Tamko Building Products, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/29/26(b)		448	416,519

			7,393,579

Containers & Packaging — 2.4%
Berry Global, Inc., :
2019 Term Loan Y, (1 mo. LIBOR + 2.00%), 2.86%, 07/01/26		965	912,367
Term Loan W, (3 mo. LIBOR + 2.00%), 2.86%, 10/01/22		2,946	2,804,412
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.08%, 04/03/24		1,513	1,226,179
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.58%, 12/29/23(b)		1,102	997,434
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 08/01/26(b)		518	447,813

			6,388,205

Distributors — 0.5%
TriMark USA LLC, 2017 1st Lien Term Loan, 08/28/24(g)		1,939	1,207,076

Diversified Consumer Services — 4.3%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 02/01/27		344	316,480
APX Group, Inc., 2020 Term Loan, (2 mo. LIBOR + 5.00%), 6.70%, 12/31/25		240	196,556

Security		Par (000)	Value

Diversified Consumer Services (continued)
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24	USD	973	$862,624
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		1,884	1,447,275
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 11/07/23		951	901,109
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 07/11/25		1,802	1,468,745
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 2.95%, 05/15/24		708	637,190
Serta Simmons Bedding LLC, :
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/08/23		581	228,212
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 11/08/24		79	17,359
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.09%, 11/14/22		2,911	2,583,488
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/19/26		1,384	1,252,340
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/13/23		1,647	1,528,751

			11,440,129

Diversified Financial Services — 4.7%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 5.99%, 08/01/26		1,927	1,386,083
AlixPartners LLP, 2017 Term Loan B, 04/04/24(g)		2,727	2,597,882
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 7.18%, 11/18/24		660	537,759
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 03/05/27(b)(g)		1,580	1,327,357
EG Finco Ltd., 2018 Term Loan, (6 mo. LIBOR + 4.00%), 5.07%, 02/07/25		723	523,929
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,053	712,005
Knowlton Development Corp., Inc., 2020 Term Loan B, 12/22/25(g)		1,339	1,133,790

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 09/06/25	USD	353	$258,316
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 3.43%, 01/23/25		966	813,793
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.70%, 07/30/25(b)		788	653,843
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 3.49%, 07/26/26(b)		375	326,350
VS Buyer LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 4.86%, 02/28/27(b)		1,320	1,260,600
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 3.20%, 04/30/28(b)		1,003	942,820

			12,474,527

Diversified Telecommunication Services — 4.6%
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		892	769,912
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 03/01/27		1,183	1,100,043
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		1,359	1,188,959
TDC A/S, Term Loan, (1 mo. EURIBOR + 3.00%), 3.00%, 06/04/25	EUR	819	844,985
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR - GBP + 3.25%), 3.50%, 01/15/27	GBP	600	667,939
Zayo Group Holdings, Inc., USD Term Loan, 03/09/27(b)(g)	USD	8,041	7,558,886

			12,130,724

Electric Utilities — 0.0%
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 12/31/25		3	2,295

Electrical Equipment — 0.8%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		2,361	2,034,764

Energy Equipment & Services — 0.5%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/12/25(b)		989	850,148

Security		Par (000)	Value

Energy Equipment & Services (continued)
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.35%, 11/08/22(b)	USD	520	$488,800

			1,338,948

Equity Real Estate Investment Trusts (REITs) — 2.3%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.26%, 08/09/26(b)		992	765,771
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 08/21/25		1,919	1,674,681
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 01/02/26		606	569,236
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 05/11/24		647	572,418
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 2.67%, 12/20/24		2,668	2,444,399

			6,026,505

Food & Staples Retailing — 1.6%
BCPE Empire Holdings, Inc., :
2019 Delayed Draw Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 06/11/26		102	90,109
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 06/11/26		652	573,393
Hearthside Food Solutions LLC, :
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 05/23/25		1,285	1,087,094
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 4.68%, 05/23/25		525	435,886
US Foods, Inc., :
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 2.82%, 06/27/23		1,631	1,502,966
2019 Term Loan B, (6 mo. LIBOR + 2.00%), 3.07%, 09/13/26		575	522,193

			4,211,641

Food Products — 3.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.30%, 10/01/25		406	370,322
B&G Foods, Inc., 2019 Term Loan B4, 10/10/26(g)		110	101,652
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		2,630	2,334,234

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Froneri International Ltd.,(b):
2020 USD 2nd Lien Term Loan, (6 mo. LIBOR + 5.75%), 6.74%, 01/29/28	USD 139	$125,100
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 3.24%, 01/29/27	3,230	3,060,425
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%), 4.03%, 08/03/25	106	98,050
JBS USA LUX SA, 2019 Term Loan B, (6 mo. LIBOR + 2.00%), 3.07%, 05/01/26	322	300,014
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/23(b)	3,687	3,475,139

		9,864,936

Health Care Equipment & Supplies — 2.5%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.45%, 06/15/21	3,240	2,777,610
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.20%, 09/24/24	493	331,223
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.77%, 06/30/25	4,270	3,613,862

		6,722,695

Health Care Providers & Services — 3.4%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	491	431,271
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 06/07/23	1,180	1,042,296
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.87%, 01/08/27(b)	600	564,000
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25	436	336,786
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 10/10/25	1,353	683,403
EyeCare Partners LLC, :
2020 Delayed Draw Term Loan, (3 mo. LIBOR + 0.50%), 0.50%, 02/18/27	—	—
2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.82%, 02/18/27	861	688,880

Security	Par (000)	Value

Health Care Providers & Services (continued)
EyeCare Partners, LLC, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.14%, 02/04/28(b)	USD 780	$663,000
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 4.25%, 07/02/25(b)	1,463	1,367,825
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/06/26	1,425	1,168,851
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.20%, 06/07/23	732	644,838
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22	1,077	896,712
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24	949	593,134

		9,080,996

Health Care Services — 1.1%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/25/26(b)	1,302	1,184,905
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.95%, 08/13/26	1,847	1,637,273

		2,822,178

Health Care Technology — 1.9%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 5.28%, 02/11/26(b)	2,295	2,134,689
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24(b)	2,233	2,099,339
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 10/10/25	648	601,920
Quintiles IMS, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 03/07/24	307	280,882

		5,116,830

Hotels, Restaurants & Leisure — 6.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 11/19/26	1,923	1,769,488
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.75%), 5.02%, 02/02/26(b)	269	187,986
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 3.58%, 10/19/24	855	763,247

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.93%, 09/15/23	USD 714	$614,489
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 12/23/24	2,993	2,406,411
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 08/06/21	811	717,578
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.99%, 11/30/23	1,049	944,142
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 12/01/23	93	65,570
Golden Nugget LLC, 2017 Incremental Term Loan B, (3 mo. LIBOR + 2.50%), 3.70%, 10/04/23	1,201	930,766
IRB Holding Corp, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25	1,940	1,489,872
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.36%, 04/03/25	869	818,857
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 10/15/25	365	273,377
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24	497	336,907
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.07%, 12/10/24	922	855,984
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 02/22/24	701	583,421
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.37%, 08/14/24	972	780,795
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 07/10/25	1,068	1,015,741
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 02/07/27	1,071	907,646
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.77%, 08/02/26	1,491	1,223,347

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 05/30/25	USD 346	$301,919

		16,987,543

Household Durables — 0.4%
Reynolds Consumer Products LLC, Term Loan, (3 mo. LIBOR + 1.75%), 3.50%, 02/04/27	1,086	1,017,582

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 01/15/25	146	136,064
Calpine Corp., :
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.99%, 08/12/26(b)	479	450,591
Term Loan B9, (1 mo. LIBOR + 2.25%), 3.24%, 04/06/26	2,250	2,131,826

		2,718,481

Industrial Conglomerates — 2.0%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.74%, 11/28/21	978	779,834
Vertiv Group Corp., Term Loan B, 03/02/27(b)(g)	5,196	4,468,560

		5,248,394

Insurance — 4.7%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 05/09/25(g)	2,312	2,094,634
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.86%, 05/09/25	643	583,501
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 01/25/24	1,751	1,612,716
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 02/13/27	1,742	1,511,149
Davis Vision, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 12/02/24	582	488,123
Hub International Ltd., :
2018 Term Loan B, (2 mo. LIBOR + 2.75%), 4.55%, 04/25/25	1,951	1,812,776
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.69%, 04/25/25	550	515,214

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
Sedgwick Claims Management Services, Inc., :
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 09/03/26	USD	1,124	$1,007,688
Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/31/25		3,047	2,678,852

			12,304,653

Interactive Media & Services — 1.6%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 08/27/26		494	390,067
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/23 (b)		2,024	1,740,867
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/03/23		328	284,139
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		770	673,543
ZPG PLC, 2018 Term Loan B, (LIBOR - GBP + 4.50%), 4.74%, 07/23/25	GBP	1,000	1,018,522

			4,107,138

IT Services — 5.2%
Altran Technologies SA, 1st Lien Term Loan, (1 mo. LIBOR + 2.50%), 3.27%, 03/20/25	USD	407	372,060
Camelot U.S. Acquisition 1 Co., Term Loan B, 10/31/26(b)(g)		2,291	2,153,371
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 06/01/22		1,608	1,463,131
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 11/27/24		537	455,084
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.71%, 08/01/25		605	228,890
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/01/23(b)		1,349	1,255,020
Presidio, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 5.28%, 01/22/27(b)		522	485,460
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 01/29/27(b)		2,553	2,252,669
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 11/16/26		2,630	2,510,034

Security	Par (000)	Value

IT Services (continued)
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.24%, 05/15/26	USD 2,828	$2,437,712

		13,613,431

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.95%, 06/19/24(b)	628	476,997

Life Sciences Tools & Services — 2.4%
Albany Molecular Research, Inc., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/30/24	173	149,004
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/30/25	240	168,000
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.95%, 02/04/27	1,336	1,162,320
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26	5,459	4,727,504

		6,206,828

Machinery — 2.0%
Clark Equipment Co., 2019 Term Loan B, (3 mo. LIBOR + 1.75%), 3.20%, 05/18/24	364	324,942
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.95%, 01/31/24(b)	83	72,657
Ingersoll-Rand Global Holding Co. Ltd., 2020 USD Spinco Term Loan, 02/28/27(g)	1,417	1,324,895
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 3.74%, 01/31/24(b)	198	180,180
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 03/28/25	4,184	3,410,358

		5,313,032

Media — 12.1%
Altice Financing SA, :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.67%, 01/31/26	422	382,816
2017 Term Loan B, (2 mo. LIBOR + 2.75%), 4.41%, 07/15/25	164	148,208
Altice France SA, :
2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.70%, 08/14/26	2,191	2,076,031

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
USD Term Loan B12, (1 mo. LIBOR + 3.69%), 4.39%, 01/31/26	USD 330	$307,267
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.74%, 04/30/25	2,743	2,624,827
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 08/21/26(b)	4,467	3,751,906
Connect Finco Sarl, Term Loan B, (3 mo. LIBOR + 0.37%), 0.38%, 12/12/26	7,104	5,559,091
CSC Holdings LLC, :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 2.86%, 07/17/25	826	786,484
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.11%, 04/15/27	1,032	983,777
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.18%, 08/24/26(b)	595	458,119
Gray Television, Inc., :
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.77%, 02/07/24	371	345,896
2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.02%, 01/02/26	503	465,943
Intelsat Jackson Holdings SA, 2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23	245	223,256
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23	2,611	1,706,116
Liberty Latin America Ltd., Term Loan B, (3 mo. LIBOR + 5.00%), 5.70%, 10/15/26	799	732,084
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 03/24/25	845	756,270
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 2.37%, 02/15/24(b)	327	313,731
MH Sub I LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.75%), 4.82%, 09/13/24	1,458	1,226,263
Midcontinent Communications, 2019 Term Loan B, (3 mo. LIBOR + 1.75%), 3.20%, 08/15/26	455	421,187
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.33%, 09/19/26	922	854,880
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 3.49%, 05/29/26	814	659,323

Security	Par (000)	Value

Media (continued)
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 322 - 4.70%, 03/03/25	USD 2,373	$1,483,248
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 02/01/24	1,266	1,160,789
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 3.24%, 01/03/24(b)	613	582,765
Terrier Media Buyer, Inc., Term Loan B, (3 mo. LIBOR + 4.25%), 5.70%, 12/17/26(b)	503	443,544
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(b)	2,331	1,958,091
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 4.37%, 05/18/25	1,700	1,332,280

		31,744,192

Metals & Mining — 0.9%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 6.11%, 07/31/25	1,107	830,199
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.07%, 03/08/24	2,093	1,518,630

		2,348,829

Multiline Retail — 0.3%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24(b)	590	542,685
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 7.50%, 10/25/23	589	231,659

		774,344

Oil & Gas Equipment & Services — 0.4%
McDermott Technology Americas, Inc., :
2018 1st Lien Term Loan, (PRIME + 4.00%), 7.25%, 05/12/25	1,062	300,931
2020 DIP New Money Term Loan, 10/23/20(g)	420	379,131
2020 SP DIP Roll Up Term Loan, 10/22/20(g)	486	438,755

		1,118,817

Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp., Second Out Term Loan, (3 mo. LIBOR + 10.37%, 1.00% Floor), 11.99%, 12/31/21	1,073	50,580

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.49%, 09/27/24	USD 337	$219,807
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 12/13/25	934	747,030
EG Group Ltd., 2018 Term Loan B, (6 mo. LIBOR + 4.00%), 5.07%, 02/07/25	485	351,698

		1,369,115

Personal Products — 0.5%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, 09/25/26(g)	1,512	1,352,016

Pharmaceuticals — 3.8%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.50%, 05/04/25	1,229	1,044,738
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 05/17/26(b)	1,275	1,230,740
Elanco Animal Health Inc., Term Loan B, 02/04/27(g)	260	246,004
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.68%, 11/15/27	1,349	1,271,646
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22	2,113	2,010,704
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 06/02/25(g)	4,314	4,082,356

		9,886,188

Professional Services — 1.8%
Cast and Crew Payroll LLC, :
2019 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 02/07/26	1,480	1,154,120
2020 Incremental Term Loan, 02/07/26(b)(g)	194	149,380
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 4.00%), 4.96%, 02/06/26	2,619	2,347,110
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 7.28%, 08/04/25(b)	776	558,883

Security	Par (000)	Value

Professional Services (continued)
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.50%), 4.57%, 01/31/27	USD 777	$652,680

		4,862,173

Real Estate Management & Development — 1.6%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 04/18/24	2,862	2,484,438
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 09/18/26	479	422,335
Forest City Enterprises LP, 2019 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 12/08/25(b)	1,290	1,096,224
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.83%, 02/08/25	126	106,438

		4,109,435

Road & Rail — 1.1%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25	2,027	1,879,555
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 09/25/25	447	332,428
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan%, 06/13/23(b)(g)	833	572,980

		2,784,963

Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 05/29/25(b)	528	507,343
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 09/19/26	394	368,769

		876,112

Software — 21.1%
Applied Systems, Inc., :
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 09/19/24	2,370	2,176,542
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.45%, 09/19/25	449	404,292
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 4.25%), 5.24%, 10/02/25	1,135	936,263

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Castle US Holding Corp., USD Term Loan B, (1 mo. LIBOR + 3.75%), 5.20%, 01/31/27	USD	1,857	$1,472,842
Cerence, Inc., Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.52%, 10/01/24		526	471,263
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		808	733,095
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.87%, 05/27/24		720	557,063
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.53%, 09/29/23		869	610,610
Ellie Mae, Inc., Term Loan, (3 mo. LIBOR + 3.75%), 5.20%, 04/17/26		2,416	2,104,713
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 10/01/25		3,810	3,641,916
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/01/22		4,401	4,218,419
Informatica LLC, :
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25(b)		802	705,760
2020 USD Term Loan B, 02/25/27(g)		4,734	4,078,751
Kronos, Inc., :
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/01/23		3,870	3,513,161
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.01%, 11/01/24		1,315	1,204,540
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 4.69%, 09/30/24		1,882	1,756,774
Mitchell International, Inc., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 11/29/24		1,676	1,385,565
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 12/01/25		523	392,500
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 05/30/25		427	352,949
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 10/12/23(b)		2,037	1,935,297

Security		Par (000)	Value

Software (continued)
Severin Acquisition LLC, 2018 Term Loan B, 08/01/25(g)	USD	2,200	$1,880,765
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/24		2,312	2,142,262
Solera LLC, Term Loan B, (3 mo. LIBOR + 2.75%), 4.36%, 03/03/23		2,189	2,041,009
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 09/30/22		3,171	3,004,618
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		587	547,362
SS&C Technologies, Inc., :
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		823	767,160
2018 Term Loan B5, 04/16/25(g)		1,169	1,091,080
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 05/01/24		2,927	2,604,752
Tibco Software Inc.,(b):
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 03/04/28		1,825	1,697,250
2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 06/30/26		3,246	3,051,053
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 05/03/26		1,765	1,638,623
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 07/02/25(g)		2,786	2,440,185

			55,558,434

Specialty Retail — 2.7%
Belron Finance US LLC,(b):
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 3.96%, 11/13/25		276	258,982
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 4.27%, 10/30/26		673	632,914
Term Loan B, (3 mo. LIBOR + 2.25%), 3.99%, 11/07/24		1,476	1,387,463
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.50%), 5.26%, 06/23/25	GBP	1,000	993,680
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 06/28/26(b)	USD	506	480,650

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
MED ParentCo LP, :
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 5.18%, 08/31/26	USD	143	$118,348
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.24%, 08/31/26		816	674,520
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.02%, 08/18/21		758	588,546
PetSmart, Inc., Term Loan B2, (6 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22		1,442	1,379,314
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.26%, 12/20/24(b)		762	670,956

			7,185,373

Technology Hardware, Storage & Peripherals — 0.8%
Electronics for Imaging, Inc., Term Loan, 07/23/26(g)		868	706,133
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.35%, 04/29/23(b)		1,353	1,298,888

			2,005,021

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 05/23/25		1,955	1,543,403

Trading Companies & Distributors — 0.8%
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 10/17/23		2,390	2,216,554

Utilities — 0.5%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.62%, 11/28/24		1,358	1,215,646

Wireless Telecommunication Services — 1.2%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 03/22/24		639	520,762
Ligado Networks LLC, PIK Exit Term Loan (12.20% Cash or 9.75% PIK), 12.20%, 12/07/20(b)(e)		302	180,944

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 04/11/25	USD	2,595	$2,447,140

			3,148,846

Total Floating Rate Loan Interests — 138.4% (Cost — $418,323,932)			364,434,166

		Shares

Investment Companies — 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF		3,125	102,813

Total Investment Companies — 0.0% (Cost — $282,930)			102,813

		Beneficial Interests (000)

Other Interests(i) — 0.0%

Auto Components — 0.0%
Lear Corp. Escrow(a)(b)(f)	USD	500	$5

IT Services — 0.0%
Millennium Corp.(a)(b)		991	—
Millennium Lender Claims(a)(b)		930	—

			—

Total Other Interests — 0.0% (Cost — $0)			5

		Shares

Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(b)		2,642	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 07/01/20)(b)		292	—

Total Warrants — 0.0% (Cost — $2,743)			—

Total Investments — 140.0% (Cost — $423,641,920)			368,705,203

Liabilities in Excess of Other Assets — (40.0)%			(105,359,769)

Net Assets — 100.0%			$263,345,434

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT)

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Amount is less than 500.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	28,074,241	(28,074,241)	—	$—	$3,879	$—	$—

(a) Includes net capital gain distributions, if applicable.
(b) As of period end, the entity is no longer held by the Trust.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

MTN	Medium-Term Note

PIK	Payment-In-Kind

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipts

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,395,000	USD	2,973,649	Natwest Markets PLC	04/03/20	$1,219
USD	3,095,276	GBP	2,401,000	Standard Chartered Bank	04/03/20	112,955
USD	845,176	EUR	765,000	UBS AG	05/05/20	385

						114,559

EUR	765,000	USD	844,025	UBS AG	04/03/20	(282)
USD	843,636	EUR	767,000	BNP Paribas S.A.	04/03/20	(2,312)
USD	2,976,020	GBP	2,395,000	Natwest Markets PLC	05/05/20	(940)

						(3,534)

	Net unrealized appreciation					$111,025

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$54,082	$203,089	$29,904	$287,075
Asset-Backed Securities	—	212,801	749,050	961,851
Corporate Bonds(a)	—	2,919,293	—	2,919,293
Floating Rate Loan Interests(a)	—	273,929,994	90,504,172	364,434,166
Investment Companies(a)	102,813	—	—	102,813
Other Interests(a)	—	—	5	5
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(53,310)	—	(53,310)

	$156,895	$277,211,867	$91,283,131	$368,651,893

Derivative Financial Instruments(c)
Assets:
Foreign currency exchange contracts	$—	$114,559	$—	$114,559
Liabilities:
Foreign currency exchange contracts	—	(3,534)	—	(3,534)

	$—	$111,025	$—	$111,025

(a)	See above Schedule of Investments for values in each security type/industry/country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Trust (BGT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $104,000,000 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening balance, as of March 31, 2020	$212,857	$—	$18,429,479	$5	$18,642,341
Transfers into Level 3(a)	—	—	61,877,095	—	61,877,095
Transfers out of Level 3(b)	(196,036)	—	(5,575,509)	—	(5,771,545)
Accrued discounts/premiums	—	—	20,555	—	20,555
Net realized gain (loss)	—	—	(642,978)	—	(642,978)
Net change in unrealized appreciation (depreciation)(c)	13,083	(950)	(9,978,436)	—	(9,966,303)
Purchases	—	750,000	37,475,723	—	38,225,723
Sales	—	—	(11,101,757)	—	(11,101,757)

Closing Balance, as of March 31, 2020	$29,904	$749,050	$90,504,172	$5	$91,283,131

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(c)	$13,083	$(950)	$(9,945,982)	$—	$(9,933,849)

(a)

As of December 31, 2019, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2019, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2020, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

15